INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7.   INTANGIBLE ASSETS, NET

Gross carrying amount, accumulated amortization and net book value of the intangible assets were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
BCA	2,235,457	2,529,525
NCC	580,678	590,525
Trademark and domain name	340,053	340,053
Technology	96,000	96,000
Less: accumulated amortization	(1,586,868)	(2,076,459)
Intangible assets, net	1,665,320	1,479,644

Amortization expenses related to intangible assets were RMB173,741, RMB469,903 and RMB501,522 for the years ended December 31, 2021, 2022 and 2023, respectively.

Along with JD Investments (as defined below in note 12) on February 28, 2022, JD and the Group entered into a BCA which granted the Group certain strategic resources. The BCA primarily included cooperation areas such as user traffic and search results. The Group recognized BCA arising from JD Investments of USD254,000 (RMB1,605,839) and amortized it on a straight-line basis over the 5-year contract term.

In April 2023, JD and the Group entered into a BCA which granted the Group certain strategic resources. The BCA primarily includes cooperation areas for user traffic. The Group recognized BCA arising from JD Investments of RMB249,000 and amortized it on a straight-line basis over the 3-year contract term.

7.   INTANGIBLE ASSETS, NET - continued

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Future Amortization Expense
RMB
For the years ending December 31,
2024	500,914
2025	500,907
2026	411,564
2027	65,190
2028 and thereafter	1,069
Total	1,479,644